Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Sales of goods	€ 12,399		€ 13,135		€ 13,775
Sales of RPPs & leases	4,508		4,689		5,444
Sales of spare parts and services	5,365		5,378		5,620
Total net sales	22,272		23,202		24,839
Other revenues	20		506		46
Total revenues	22,292		23,708		24,885
Cost of goods	(7,365)		(7,656)		(7,847)
Cost of RPPs & leases	(2,240)		(2,641)		(2,768)
Cost of spare parts and services	(3,830)		(3,956)		(3,598)
Total cost of sales	(13,435)		(14,253)		(14,213)
Gross profit	8,857		9,455		10,672
Operating Expenses
Research and development expenses	(2,436)		(3,268)		(3,651)	[1]
Selling and marketing expenses	(5,874)		(6,684)		(6,401)
General and administrative expenses	(3,044)		(3,320)		(3,822)
Non-recurring operating expenses	0		0		0
Loss from operations	(2,497)		(3,818)		(3,202)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	482		884		(101)
Other income (expense), net	(50)		0		0
Financial (expense) income, net	1,522		(8,844)		(4,390)
Income (loss) before taxes	(543)		(11,778)		(7,694)
Income tax (expense) benefit	(395)		(939)		(72)
Net income (loss)	€ (938)		€ (12,717)		€ (7,766)
Earnings per share
Basic income (loss) per share	€ (7.0000)		€ (0.9800)		€ (0.7400)
Diluted income (loss) per share(1)	€ (7.0000)	[2]	€ (0.9800)	[2]	€ (0.7400)
Basic Weighted average shares outstanding	13,345,004		13,008,401		10,510,305
Diluted Weighted average shares outstanding	13,353,985		13,094,235		10,567,563

[1]	(2) Certain prior years amounts have been reclassified to conform to the current year’s presentation (see Note 1-15 Research and development costs)
[2]	(1) Due to the net losses in 2011 and 2010, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in those years was excluded, as the effect would have been anti-dilutive.